Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments

NOTE 11    COMMITMENTS

The Company entered into a second agreement in April 2014 for the sale-leaseback of molecular diagnostic analyzers. The agreement provided for the sale of 75 molecular diagnostic analyzers for a purchase price of $1,500,000, which are being leased back for thirty-six monthly payments of $64,665. At the end of the lease term, the lease shall automatically renew for twelve additional months at the current monthly rate unless the Company gives written notice 150 days prior to the end of the lease. If timely notice is given the Company shall have the opportunity to: 1) repurchase the analyzers for a negotiated purchase price, not to exceed forty percent of their original cost; or 2) terminate the lease, return the property and enter into a new lease with new property that replaces the property of the old lease. Both the Company and the lessor shall have the right to reject any terms of option 1 or 2 and if rejected, the 12 month extension shall apply. The agreement has a rewrite clause wherein the leasing company agrees to use its commercially best efforts to rewrite the lease agreement at more favorable terms when the Company raises sufficient capital to cover current and future expenses for a minimum of 12 months. The Company’s obligations under the lease agreement are secured by a $500,000 letter of credit. The Letter of Credit was issued by a bank at the behest of a non-profit foundation and Spring Forth Investments LLC both of which are related parties through Mr. David Spafford, a director of the Company. The Company is obligated to reimburse the non-profit foundation and Spring Forth Investments LLC for any draws made under the Letter of Credit. The lease agreement is also secured by personal guarantees from Mr. Ryan Ashton, the Chief Executive Officer of the Company, and Mr. Spafford. The lease is accounted for as a capital lease sale-leaseback transaction in accordance with ASC 840, “Leases”.

The Company entered into a second Financial Advisory Agency Agreement with Rona Capital LLC effective in June 2014, wherein Rona Capital will provide the Company with financial advisory services related to the Company’s ongoing financing activities. The Company will pay Rona Capital LLC $15,000 per month and an additional cash amount of $100,000 that will be paid upon the closing of the initial public offering. The Company has also agreed to issue warrants to Rona Capital to purchase shares of the Company’s common stock such that Rona Capital shall own 1% of the Company’s outstanding equity that vest upon continued service to the Company as a consultant or employee. These terms were fulfilled subsequent to the initial public offering.

NOTE 6    LEASE COMMITMENTS

Capital Leases

The Company leases certain machinery and equipment under various capital lease agreements ranging from three to five years. In addition, the Company entered into a lease agreement in October 2013 for the sale-leaseback of molecular diagnostic analyzers. The agreement provided for the sale of 125 molecular diagnostic analyzers for a purchase price of $2,500,000, which are being leased back for thirty-six monthly payments of $74,875. At the end of the lease term, the lease shall automatically renew for twelve additional months at the current monthly rate unless the Company gives written notice 150 days prior to the end of the lease. If timely notice is given the Company shall have the opportunity to: 1) repurchase the analyzers for a negotiated purchase price, not to exceed forty percent of their original cost; or 2) terminate the lease, return the property and enter into a new lease with new property that replaces the property of the old lease. Both the Company and the lessor shall have the right to reject any terms of option 1 or 2 and if rejected, the 12 month extension shall apply. The Company’s obligations under the lease agreement are secured by letters of credit by a related party and by personal guarantees from

Mr. Ryan Ashton, the Chief Executive Officer of the Company, and Mr. David Spafford, a director of the Company (See Note 11 RELATED PARTY TRANSACTIONS). The lease is accounted for as a capital lease sale-leaseback transaction in accordance with ASC 840, “Leases”.

Annual future maturities of capital leases for the next five years are as follows:

Years ended December 31,
2014	$506,506
2015	613,433
2016	723,938
2017	704,988

Total capital lease commitments	2,548,865
Less: current portion of capital leases	(506,506)

Long term portion of capital leases	$2,042,359

Operating leases

The Company leases office and manufacturing buildings as well as certain office equipment such as copiers and printers under operating lease agreements that expire at various dates.

Amounts charged to expense under operating leases were $284,941 and $174,249 for the years ended December 31, 2013 and 2012, respectively.

Operating lease commitments for the next five years are as follows:

Years ended December 31,
2014	$287,657
2015	97,522
2016	2,397
2017	715

Total operating lease commitments	$388,291